Deferred revenue and income (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenue and Income

(In thousands)	December 31, 2013	December 31, 2014
Deferred revenue
Membership subscription revenues	30,051	27,543
Online game revenues	1,650	1,111
Pay per view subscription revenues	261	550
Deferred income
Government grants	6,580	5,331
Reimbursement from the depository (i)	—	1,053

Total	38,542	35,588

Less: non-current portion (ii)	(9,190)	(7,294)

Deferred revenue and income, current portion	29,352	28,294

(i)	In December of 2014, the Company received from its depositary a reimbursement of USD 1.2 million, net of withholding tax of USD0.3 million. This reimbursement was recognized as deferred income and amortized over the depositary service period of 5 years.
(ii)	As of December 31, 2014, the non-current portion included Membership subscription revenues of USD 1,121 thousand (2013: USD 2,610 thousand), Government grants of USD 5,331 thousand (2013: USD 6,580 thousand), and Reimbursement from the depository of USD 842 thousand (2013: nil).